Finance costs	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Finance costs

7. Finance costs

	2018 $m	2017 Restated $m	2016 Restated $m
Financial income
Interest income on deposits	2	1	3
Interest income on loans and receivables	3	3	3

	5	4	6

Financial expenses
Interest expense on borrowings	66	62	71
Finance charge payable under finance leases	20	20	20
Capitalised interest	(5)	(6)	(5)
Change in fair value of deferred and contingent purchase consideration	5	—	—

	86	76	86

Interest income and expense relate to financial assets and liabilities held at amortised cost, calculated using the effective interest rate method.

During the year, $14m (2017: $7m, 2016: $3m) was payable to the IHG Rewards Club loyalty programme relating to interest on the accumulated balance of cash received in advance of the consumption of points awarded. The expense and corresponding System Fund interest income are eliminated within financial expenses.

Included within capitalised interest is $5m (2017: $6m, 2016: $4m) relating to the System Fund. The rate used for capitalisation of interest was 3.0% (2017: 3.0%, 2016: 3.8%).

The change in fair value relating to deferred and contingent purchase consideration relates to the acquisitions of Regent and the UK portfolio (see note 11).